Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (5,060)	$ 8,958	$ 9,412	$ 23,776	$ 37,105	$ 84,841
Foreign currency translation adjustment	3,972	2,886	10,152	1,869	(3,153)	(4,106)
Net actuarial loss amortization of net transition obligation and prior service costs related to defined benefit plans (net of tax of $96 in 2019 and $233 in 2020)			(313)		(543)	(221)
Total other comprehensive (loss)					(3,696)	(4,327)
Comprehensive (loss) income	(1,088)	11,844	19,251	25,645	33,409	80,515
Comprehensive expense attributable to non-controlling interest	(10)	(23)	(34)	(5)	(136)	(113)
Comprehensive (loss) income attributable to Allegro MicroSystems, Inc.	$ (1,098)	$ 11,821	$ 19,217	$ 25,640	$ 33,273	$ 80,402